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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited

Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891



Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lena Chia Yue Joo

Title:   Authorized Signatory

Phone:   +65 6828 6968


Signature, Place, and Date of Signing:

 /s/ Lena Chia Yue Joo             Singapore              November 14, 2012
_______________________        __________________       _____________________

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:       11
             Form 13F Information Table Entry Total:  19
             Form 13F Information Table Value Total:  3,516,497
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NO.  FORM 13F FILE NUMBER  NAME

    1    28-13096              Baytree Investments (Mauritius) Pte Ltd

    2    28-14160              Dunearn Investments (Mauritius) Pte Ltd

    3    28-14161              Lionfish Investments Pte. Ltd.

    4    28-14159              Mantaray Investments (Mauritius) Pte. Ltd.

    5    28-14164              Marina Capital Pte. Ltd.

    6    28-14158              Northbrooks Investments (Mauritius) Pte Ltd

    7    28-14162              Seatown Holdings Pte. Ltd.

    8    28-13095              Seletar Investments Pte Ltd

    9    28-14803              Sherwood Investments Pte Ltd

    10   28-13090              Temasek Capital (Private) Limited

    11   28-14163              Tembusu Capital Pte. Ltd.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
--------                 ---------- ---------- ---------- --------------------   ----------  ---------- -----------------------
                                                                                                           VOTING AUTHORITY
                         TITLE OF                VALUE     SHRS OR    SH/  PUT/  INVESTMENT    OTHER    -----------------------
NAME OF ISSUER             CLASS      CUSIP    (X$1000)    PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
-----------------------  ---------- ---------- ---------- ----------- ---  ----  ----------  ---------- ----------- ------  ----
AMERICAN INTL GROUP INC   COM NEW   026874784     96,075   2,930,000  SH          DEFINED     3,5,7,11   2,930,000
AMYRIS INC                  COM     03236M101     18,301   5,319,921  SH          DEFINED                5,319,921
BAIDU INC                SPON ADR
                           REP A    056752108     82,304     704,114  SH          DEFINED     1,2,8,10     704,114
BARRICK GOLD CORP           COM     067901108     24,012     575,000  SH          DEFINED     3,5,7,11     575,000
BLACKROCK INC               COM     09247X101    111,438     625,000  SH          DEFINED     2,6,8,10     625,000
CHENIERE ENERGY INC       COM NEW   16411R208    284,929  18,346,975  SH          DEFINED               18,346,975
CLEAN ENERGY FUELS CORP                                                                       1,2,3,5,
                            COM     184499101     17,662   1,341,090  SH          DEFINED    7,8,10,11   1,341,090
ISHARES TR                S&P 500
                           INDEX    464287200     26,205     181,478  SH          DEFINED                  181,478
ISOFTSTONE HLDGS LTD     SPONSORED
                            ADS     46489B108      8,200   1,538,461  SH          DEFINED      2,8,10    1,538,461
KOSMOS ENERGY LTD           SHS     G5315B107      1,933     169,700  SH          DEFINED     2,6,8,10     169,700
LEVEL 3 COMMUNICATIONS
  INC                     COM NEW   52729N308  1,274,803  55,498,593  SH          DEFINED               55,498,593
MCDONALDS CORP              COM     580135101     24,773     270,000  SH          DEFINED     3,5,7,11     270,000
MOSAIC CO NEW                                                                                2,3,5,6,7,
                            COM     61945C103  1,126,357  19,551,421  SH          DEFINED    8,9,10,11  19,551,421
NQ MOBILE INC               ADR
                          REPSTG
                           CL A     64118U108        280      35,024  SH          DEFINED      2,8,10       35,024
PEABODY ENERGY CORP         COM     704549104     14,707     659,800  SH          DEFINED     2,6,8,10     659,800
PETROLEO BRASILEIRO SA    SP ADR
  PETRO                   NON VTG   71654V101     72,635   3,291,131  SH          DEFINED     1,2,8,10   3,291,131
SEADRILL LIMITED            SHS     G7945E105      3,922     100,000  SH          DEFINED     3,5,7,11     100,000
SPDR S&P 500 ETF TR       TR UNIT   78462F103     17,535     121,798  SH          DEFINED                  121,798
TURQUOISE HILL RES LTD      COM     900435108    310,427  36,606,942  SH          DEFINED        11     36,606,942

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